Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Large Cap Growth Fund

Supplement dated December 2, 2016 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus, Summary Prospectus, and any previous supplements.

Effective December 7, 2016, Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will replace Rainier Investment Management, LLC (“Rainier”) as subadviser to the MML Large Cap Growth Fund.

Effective December 7, 2016, the following information replaces the information found under Principal Investment Strategies (Page 42 of the Prospectus) for the MML Large Cap Growth Fund:

The Fund invests primarily in large-capitalization companies that the Fund’s subadviser, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index (as of September 30, 2016, $677 million to $603 billion). The Fund has the flexibility to invest in companies of any size, including small-capitalization companies (when Loomis Sayles believes such companies to be especially attractive). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund will normally be invested in 30-40 securities. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities, Loomis Sayles emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. Loomis Sayles aims to invest in companies when they trade at a significant discount to Loomis Sayles’ estimate of intrinsic value. Loomis Sayles will consider selling a portfolio investment when (i) it believes an unfavorable structural change occurs within a given business or the markets in which it operates, (ii) a critical underlying investment assumption is flawed, (iii) a more attractive reward-to-risk opportunity becomes available, (iv) the current price fully reflects intrinsic value, or (v) for other investment reasons which it deems appropriate.

In pursuing its investment objective, Loomis Sayles has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, Loomis Sayles believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).

Effective December 7, 2016, the following information supplements the information found under Principal Risks (Pages 43-44 of the Prospectus) for the MML Large Cap Growth Fund:

Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall. A convertible security generally has less potential for gain or loss than the underlying equity security.

Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend.

Effective December 7, 2016, the information found under Principal Risks (Pages 43-44 of the Prospectus) for the MML Large Cap Growth Fund concerning the Risk of Investment in Other Funds or Pools is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Large Cap Growth Fund

Supplement dated December 2, 2016 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus, Summary Prospectus, and any previous supplements.

Effective December 7, 2016, Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will replace Rainier Investment Management, LLC (“Rainier”) as subadviser to the MML Large Cap Growth Fund.

Effective December 7, 2016, the following information replaces the information found under Principal Investment Strategies (Page 42 of the Prospectus) for the MML Large Cap Growth Fund:

The Fund invests primarily in large-capitalization companies that the Fund’s subadviser, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index (as of September 30, 2016, $677 million to $603 billion). The Fund has the flexibility to invest in companies of any size, including small-capitalization companies (when Loomis Sayles believes such companies to be especially attractive). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund will normally be invested in 30-40 securities. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities, Loomis Sayles emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. Loomis Sayles aims to invest in companies when they trade at a significant discount to Loomis Sayles’ estimate of intrinsic value. Loomis Sayles will consider selling a portfolio investment when (i) it believes an unfavorable structural change occurs within a given business or the markets in which it operates, (ii) a critical underlying investment assumption is flawed, (iii) a more attractive reward-to-risk opportunity becomes available, (iv) the current price fully reflects intrinsic value, or (v) for other investment reasons which it deems appropriate.

In pursuing its investment objective, Loomis Sayles has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, Loomis Sayles believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).

Effective December 7, 2016, the following information supplements the information found under Principal Risks (Pages 43-44 of the Prospectus) for the MML Large Cap Growth Fund:

Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall. A convertible security generally has less potential for gain or loss than the underlying equity security.

Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend.

Effective December 7, 2016, the information found under Principal Risks (Pages 43-44 of the Prospectus) for the MML Large Cap Growth Fund concerning the Risk of Investment in Other Funds or Pools is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE